Financial Risk Management (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2014
Foreign Exchange Risk [Member]
Concentration Risk [Line Items]
Financial risk, accounts payable and accrued liabilities and loan payable	$ 128,164
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, financial instrument maximum exposure	12,816
Interest Rate Risk [Member]
Concentration Risk [Line Items]
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, short-term investments	61,366
Credit Risk [Member]
Concentration Risk [Line Items]
Financial risk, financial instrument maximum exposure	9,572
Liquidity Risk [Member]
Concentration Risk [Line Items]
Financial risk, financial instrument maximum exposure	$ 576,305